Putnam
Investment Grade
Municipal Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-00

[SCALE LOGO OMITTED]

From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years in which Putnam has experienced tremendous growth and transformed itself from a respected U.S. investment management firm to a financial institution with a global presence.

Our municipal department continues to grow as well, boasting 21 municipal portfolio managers and research analysts. The combined efforts of this highly experienced group have been especially valuable during the past six months, during which the fund's manager has directed the fund through a rapid succession of interest rate increases. It is true that the Federal Reserve Board policy and rising interest rates have had a negative effect on bond prices as evidenced by the performance of your fund for the six months ended May 31, 2000. However, in the longer run, short-term rate increases should keep inflation, the bond market's worst enemy, under control.

Total return for 6 months ended 5/31/00

                   NAV            Market price
----------------------------------------------
                  0.24%              6.07%
----------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and an explanation of calculation methods begin on page 6.

* LOWER TIER OF INVESTMENT-GRADE SECTOR OFFERS OPPORTUNITY

Your fund manager, Richard P. Wyke, is working hard to maintain the fund's relatively high level of tax-free income at a competitive level. One way he seeks to do this is by looking for securities at the lower end of the investment-grade spectrum, primarily Baa/BBB-rated credits. Bonds rated Baa/BBB are on the border of what rating agencies consider investment grade. This is the point at which he relies heavily on the expertise of the analytical team because there is intense competition for an extremely limited supply of lower-level investment-grade bonds.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Transportation                  21.4%

Utilities                       20.6%

Health care                     19.4%

Housing                         11.7%

Water and sewer                  7.0%

Footnote reads:
* Based on net assets as of 5/31/00. Holdings will vary over time.


Through in-depth research by the credit analysts, Rick was able to uncover several bonds that fell in the lower investment-grade category and carried attractive coupons. One example came from the transportation sector, the portfolio's largest sector. The bond was issued by Connector 2000 Association, Inc., to build an eastern loop highway around Greenville, South Carolina, and allow better access to the airport. This project is ahead of its schedule and should be open to traffic in early 2001. The bond is rated BBB- by Standard & Poor's. While this holding, and others discussed in this report, were viewed favorably as of May 31, 2000, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

* BOND MARKETS CONTINUE TO FACE NEAR-TERM PRESSURE

When interest rates are rising, a natural reaction among investors can be to buy guaranteed certificates of deposit in preference to tax-free bond fund investments because the unchanging income from CDs seems more appealing. In such an environment, however, investors may find they end up with only one to two years of attractive income and are then out of the bond market during the period of its strongest returns -- just when the direction of interest rates turns around. The investment value and return on bond funds, of course, will fluctuate with the market. On the other hand, while the principal value of CDs does not fluctuate and their rate of return is fixed, they may be subject to penalties for early withdrawal and the income they provide is fully taxable.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Aaa/AAA -- 40.7%

Aa/AA -- 3.4%

A -- 20.7%

Baa/BBB -- 26.4%

Ba/BB -- 6.6%

Other -- 2.2%

Footnote reads:
* As a percentage of market value as of 5/31/00. A bond rated Baa/BBB or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

At the end of May, the Fed adopted a more aggressive stance in its fight against inflation, pushing short-term interest rates up for the sixth time in the past year, the last time by half a percentage point. This was the first time the central bank raised rates to this degree in more than five years. After this last increase, there were some reports that the unemployment rate was up and wages were down slightly. However, many investors remain cautious and are waiting for more definitive readings on whether the economy is really slowing. Until then, Rick will focus on meeting the objective of this fund -- delivering high current tax-exempt income.

* A CONFIDENT LOOK AHEAD

As we assume our new positions in the supervision of the funds, we are certain that many of the changes that lie ahead will be breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We embark upon this new era of Putnam's rich heritage with confidence and we look forward to the opportunity of continuing to help you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL                        /S/ GEORGE PUTNAM, III

John A. Hill                            George Putnam, III
Chairman of the Trustees                President of the Funds
July 19, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/00, there is no guarantee the fund will continue to hold these securities in the future.



PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Investment Grade Municipal Trust is designed for investors seeking high current income free from federal income tax consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 5/31/00

                                              Lehman
                                             Brothers
                                 Market      Municipal       Consumer
                       NAV        price     Bond Index     price index
----------------------------------------------------------------------
6 months              0.24%        6.07%       1.03%          1.72%
----------------------------------------------------------------------
1 year               -4.16        -9.65       -0.86           3.07
----------------------------------------------------------------------
5 years              23.34        37.84       28.55          12.55
Annual average        4.28         6.63        5.15           2.39
----------------------------------------------------------------------
10 years            102.95       141.30       94.58          32.59
Annual average        7.33         9.21        6.88           2.86
----------------------------------------------------------------------
Life of fund
(since 10/26/89)    108.21       127.40      103.39          36.39
Annual average        7.16         8.06        6.94           2.98
----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TOTAL RETURN FOR PERIODS ENDED 6/30/00 (most recent calendar quarter)

                                            Market
                                   NAV       price
--------------------------------------------------
6 months                         4.65%      -3.37%
--------------------------------------------------
1 year                            0.13      -20.89
--------------------------------------------------
5 years                          27.84       15.35
Annual average                    5.03        2.90
--------------------------------------------------
10 years                        106.56       94.90
Annual average                    7.52        6.90
--------------------------------------------------
Life of fund (since 10/26/89)   114.69       93.41
Annual average                    7.42        6.37
--------------------------------------------------


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/00

----------------------------------------------------------
Distributions (common shares)
----------------------------------------------------------
Number                                     6
----------------------------------------------------------
Income                                   $0.480
----------------------------------------------------------
Capital gains1                             --
----------------------------------------------------------
  Total                                  $0.480
----------------------------------------------------------
Preferred shares Series A (1,400 shares)
----------------------------------------------------------
Income                                  $2,135.13
----------------------------------------------------------
Capital gains1                              --
----------------------------------------------------------
  Total                                 $2,135.13
----------------------------------------------------------
Share value (common shares)         NAV       Market price
----------------------------------------------------------
11/30/99                         $10.71           $11.938
----------------------------------------------------------
5/31/00                           10.28            12.125
----------------------------------------------------------
Current return (common shares/end of period)
----------------------------------------------------------
Current dividend rate2             9.34%             7.92%
----------------------------------------------------------
Taxable equivalent3               15.46             13.11
----------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

3 Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities and the net assets allocated to remarketed preferred shares, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index assumes reinvestment of all distributions and interest payments, and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
May 31, 2000 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC               -- AMBAC Indemnity Corporation
COP                 -- Certificate of Participation
FGIC                -- Financial Guaranty Insurance Company
FRB                 -- Floating Rate Bonds
FSA                 -- Financial Security Assurance
GNMA Coll.          -- Government National Mortgage Association Collateralized
G.O. Bonds          -- General Obligation Bonds
IFB                 -- Inverse Floating Rate Bonds
MBIA                -- Municipal Bond Investors Assurance Corporation
VRDN                -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.8%) (a)
PRINCIPAL AMOUNT                                                                      RATING (RAT)            VALUE
Alabama (1.6%)
-------------------------------------------------------------------------------------------------------------------
$         5,500,000 Gadsden East, Med. Clinic Board Rev. Bonds
                    (Baptist Hosp. of Gadsden Inc.), Ser. A,
                    7.8s, 11/1/21                                                         BBB      $      5,809,375

Arizona (0.5%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Pima Cnty., Indl. Dev. Auth. VRDN (Tucson Elec.
                    Pwr. Co.-Irvington), Ser. A, 4.1s, 10/1/22                            VMIG1           2,000,000

Arkansas (1.9%)
-------------------------------------------------------------------------------------------------------------------
          3,000,000 AR State Hosp. Dev. Fin. Auth. Rev. Bonds
                    (WA Regl. Med. Ctr.), 7 3/8s, 2/1/29                                  Baa3            2,913,750
          4,000,000 Northwest Regl. Apt. Auth. Rev. Bonds, 7s, 2/1/10                     BB/P            4,035,000
                                                                                                   ----------------
                                                                                                          6,948,750

California (2.7%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Anaheim, Pub. Fin. Auth. IFB, MBIA,
                    7.96s, 12/28/18 (SEG)                                                 Aaa             2,217,500
          5,000,000 CA Hlth. Facs. Fin. Auth. Rev. Bonds
                    (Sutter Health), Ser. A, 5 3/8s, 8/15/30                              AAA             4,475,000
          1,750,000 CA Statewide Cmnty. Dev. Auth. COP
                    (The Internext Group), 5 3/8s, 4/1/30                                 BBB             1,393,438
          1,400,000 Orange Cnty., Local Trans. Auth. IFB, FGIC,
                    7.752s, 2/14/11 (acquired 2/6/96,
                    cost $1,474,153) (RES)                                                Aaa             1,512,000
                                                                                                   ----------------
                                                                                                          9,597,938

Colorado (8.1%)
-------------------------------------------------------------------------------------------------------------------
                    CO Hsg. Fin. Auth. Rev. Bonds (Single Fam.)
          1,720,000 Ser. B-2, 7s, 5/1/26                                                  A2              1,797,400
            860,000 Ser. B-3, 6.8s, 11/1/28                                               Aa2               901,925
                    Denver, City & Cnty. Arpt. Rev. Bonds
            735,000 Ser. A, 8 3/4s, 11/15/23                                              A2                780,019
            265,000 Ser. A, 8 3/4s, 11/15/23, Prerefunded                                 Aaa               283,219
          4,365,000 Ser. A, 8 1/2s, 11/15/23                                              A2              4,504,986
          4,480,000 Ser. A, 8 1/4s, 11/15/12                                              A2              4,630,707
            420,000 Ser. A, 8 1/4s, 11/15/12, Prerefunded                                 Aaa               434,490
          3,820,000 Ser. A, 8s, 11/15/25                                                  A2              3,944,150
          6,330,000 Ser. A, 7 3/4s, 11/15/21                                              A2              6,638,588
          1,670,000 Ser. A, 7 3/4s, 11/15/21, Prerefunded                                 Aaa             1,763,938
          3,000,000 Ser. D, 7 3/4s, 11/15/13                                              A               3,397,500
                                                                                                   ----------------
                                                                                                         29,076,922

Connecticut (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 CT State Resource Recvy. Auth. Muni. Rev. Bonds
                    (Bridgeport Service Fee), Ser. A, 7 1/2s, 1/1/09                      A-              2,013,920

District of Columbia (1.1%)
-------------------------------------------------------------------------------------------------------------------
          4,500,000 DC G.O. Bonds, Ser. B, FSA, 5 1/4s, 6/1/26                            AAA             3,886,875

Florida (4.8%)
-------------------------------------------------------------------------------------------------------------------
          9,925,000 Broward Cnty., Resource Recvy. Rev. Bonds
                    (SES Broward Cnty. LP South), 7.95s, 12/1/08                          A3             10,235,648
          4,895,000 Escambia Cnty., Hlth. Facs. Auth. Rev. Bonds
                    (Baptist Hosp. & Baptist Manor),
                    5 1/8s, 10/1/19                                                       A3              3,873,169
          2,000,000 Hernando Cnty., Indl. Dev. Rev. Bonds
                    (FL Crushed Stone Co.), 8 1/2s, 12/1/14                               B+/P            2,157,500
          1,000,000 St. Johns Cnty., FL Hlth. Care Indl. Dev. Auth. Rev.
                    Bonds (Glenmoor St. Johns Project),
                    Ser. A, 8s, 1/1/30                                                    B+/P              977,500
                                                                                                   ----------------
                                                                                                         17,243,817

Georgia (5.2%)
-------------------------------------------------------------------------------------------------------------------
          4,000,000 Burke Cnty., Dev. Auth. Poll. Control Rev. Bonds
                    (Oglethorpe Pwr. Co. Vogtle), MBIA, 8s, 1/1/22                        Aaa             4,375,000
          4,800,000 De Kalb Cnty., Muni. Hsg. Auth. Rev. Bonds
                    (Briarcliff Park Apts.), Ser. A, 7 1/2s, 4/1/17                       AAA/P           5,112,000
          4,000,000 Fulton Cnty., Hsg. Auth. VRDN (Spring Creek
                    Crossing), 4.3s, 10/1/24                                              A-1+            4,000,000
                    GA Med. Ctr. Hosp. Auth. IFB, MBIA
            300,000 6.367s, 8/1/10                                                        AAA               320,250
            700,000 6.367s, 8/1/10, Prerefunded                                           AAA               764,750
          4,000,000 Marietta, Hsg. Auth. Multi-Fam. VRDN
                    (Wood Pointe Apts.), 3.55s, 10/1/07                                   A-1             4,000,000
                                                                                                   ----------------
                                                                                                         18,572,000

Hawaii (1.6%)
-------------------------------------------------------------------------------------------------------------------
          5,500,000 HI State Dept. of Budget & Fin. Special Purpose
                    Mtge. IFB, 6.66s, 11/1/21                                             Aaa             5,720,000

Illinois (6.6%)
-------------------------------------------------------------------------------------------------------------------
          2,500,000 Chicago, Board of Ed. G.O. Bonds
                    (School Refrom Project), Ser. A, AMBAC,
                    5 1/4s, 12/1/27                                                       Aaa             2,178,125
          8,405,000 Chicago, Midway Arpt. Rev. Bonds, Ser. A, MBIA,
                    5 1/8s, 1/1/35                                                        Aaa             6,881,594
                    Chicago, O'Hare Intl. Arpt. Special Fac. Rev. Bonds
          2,285,000 (United Air Lines, Inc.), Ser. B, 8.95s, 5/1/18                       Baa2            2,372,950
          6,500,000 (American Airlines, Inc.), 8.2s, 12/1/24                              Baa1            7,003,750
          2,000,000 Huntley, Special Tax (Svc. Area No. 8), 7 3/4s, 3/1/29                BB/P            1,972,500
          2,500,000 IL, Dev. Fin. Auth. Hosp. Rev. Bonds
                    (Adventist Hlth. Syst./Sunbelt Obligation),
                     5.65s, 11/15/24                                                      A-              2,071,875
          1,145,000 Schaumburg, Indl. Dev. FRB (La Quinta Motor Inns),
                    3.3s, 8/1/01                                                          Aa1             1,145,000
                                                                                                   ----------------
                                                                                                         23,625,794

Indiana (2.2%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 IN State Dev. Fin. Auth. Rev. Bonds (USX Corp.),
                    5.6s, 12/1/32                                                         Baa1            4,150,000
          3,000,000 Indianapolis, Indl. Arpt. Auth. Special Fac. Rev.
                    Bonds (United Airlines), Ser. A, 6 1/2s, 11/15/31                     Baa3            2,722,500
          1,000,000 Rockport, Indl. Poll. Ctrl. Rev. Bonds
                    (Indiana-Michigan Pwr.), Ser. B, FGIC, 7.6s, 3/1/16                   Aaa             1,037,200
                                                                                                   ----------------
                                                                                                          7,909,700

Kansas (1.3%)
-------------------------------------------------------------------------------------------------------------------
          4,500,000 Burlington, Poll. Control Rev. Bonds
                    (Kansas Gas & Electric Co.), MBIA, 7s, 6/1/31                         Aaa             4,672,350

Kentucky (1.2%)
-------------------------------------------------------------------------------------------------------------------
          4,000,000 Kenton Cnty., Special Fac. Arpt. Rev. Bonds
                    (Delta Airlines), Ser. A, 7 1/2s, 2/1/12                              Baa3            4,120,000

Louisiana (4.1%)
-------------------------------------------------------------------------------------------------------------------
                    W. Feliciana, Parish Poll. Control Rev. Bonds
                    (Gulf States Util. Co.)
          5,100,000 Ser. II, 7.7s, 12/1/14                                                Ba1             5,367,750
          3,000,000 Ser. III, 7.7s, 12/1/14                                               Ba1             3,157,500
          6,000,000 Ser. A, 7 1/2s, 5/1/15                                                BB+             6,262,500
                                                                                                   ----------------
                                                                                                         14,787,750

Maine (1.5%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 ME Fin. Auth. Solid Waste Recycling Fac. Rev.
                    Bonds (Great Northern Paper-Bowater),
                    7 3/4s, 10/1/22                                                       Baa3            5,181,250

Maryland (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
                    (Doctors Cmnty. Hosp.), 8 3/4s, 7/1/12                                Aaa             2,045,520

Massachusetts (4.1%)
-------------------------------------------------------------------------------------------------------------------
          8,750,000 MA State Hlth. & Edl. Fac. Auth. IFB
                    (Med. Ctr. of Central MA), Ser. B, AMBAC,
                    8.32s, 6/23/22                                                        Aaa             9,351,563
          5,000,000 MA State Indl. Fin. Agcy. Rev. Bonds
                    (Cape Cod Hlth. Syst. Issue), 8 1/2s, 11/15/20                        Aaa             5,181,300
                                                                                                   ----------------
                                                                                                         14,532,863

Michigan (1.2%)
-------------------------------------------------------------------------------------------------------------------
          1,675,000 Detroit, Dev. Fin. Auth. Tax Increment Rev. Bonds,
                    Ser. A, 9 1/2s, 5/1/21                                                BBB+            1,873,906
          2,200,000 Detroit, Wtr. Supply Syst. IFB, FGIC, 7.903s,
                    7/1/22                                                                Aaa             2,252,250
                                                                                                   ----------------
                                                                                                          4,126,156

Missouri (3.3%)
-------------------------------------------------------------------------------------------------------------------
          2,500,000 MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
                    (BJC Hlth. Syst.), Ser. A, 6 1/2s, 5/15/20                            Aa2             2,659,375
          8,900,000 SCA Tax Exempt Trust Multi-Fam. Mtge. Rev.
                    Bonds (Whispering Lake), Ser. A-11, FSA,
                    7.1s, 1/1/30                                                          Aaa             9,167,000
                                                                                                   ----------------
                                                                                                         11,826,375

Nevada (2.7%)
-------------------------------------------------------------------------------------------------------------------
                    Clark Cnty., Indl. Dev. Rev. Bonds
          6,500,000 (NV Pwr. Co.), 7.8s, 6/1/20                                           Baa2            6,679,140
          3,000,000 (Southwest Gas Corp.), Ser. B, 7 1/2s, 9/1/32                         Baa2            3,120,000
                                                                                                   ----------------
                                                                                                          9,799,140

New Jersey (0.5%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
                    (Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30                         BBB-            1,977,500

New York (5.1%)
-------------------------------------------------------------------------------------------------------------------
          4,000,000 Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
                    Ser. A, 5 1/4s, 12/1/26                                               A-              3,465,000
          3,000,000 NY City, G.O. Bonds, Ser. H, 5s, 8/1/22                               A3              2,546,250
          2,000,000 NY City, Indl. Dev. Agcy. Rev. Bonds
                    (Brooklyn Navy Yard Cogen. Partners),
                    Ser. G, 5 3/4s, 10/1/36                                               Baa3            1,687,500
          4,100,000 NY City, Muni. Wtr. & Swr. Fin. Auth. Rev.
                    Bonds, Ser. C, 5 3/4s, 6/15/26                                        AA              3,951,375
                    NY State Dorm. Auth. Rev. Bonds (City U. Syst.)
          4,500,000 Ser. F, 7 7/8s, 7/1/17                                                Aaa             4,599,990
          2,000,000 Ser. A, 7 5/8s, 7/1/20                                                Aaa             2,044,080
                                                                                                   ----------------
                                                                                                         18,294,195

North Carolina (3.8%)
-------------------------------------------------------------------------------------------------------------------
                    NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
          1,000,000 Ser. D, 6 3/4s, 1/1/26                                                Baa3              987,500
          2,000,000 Ser. A, 5 3/4s, 1/1/26                                                Baa3            1,712,500
         11,000,000 NC Muni. Pwr. Agcy. Syst. Rev. Bonds
                    (No. 1 Catawba Elec.), Ser. B, 6 1/2s, 1/1/20                         BBB+           10,835,000
                                                                                                   ----------------
                                                                                                         13,535,000

Ohio (1.5%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 OH State Air Quality Dev. Auth. Rev. Bonds
                    (Cleveland Co.), FGIC, 8s, 12/1/13                                    Aaa             5,406,250

Pennsylvania (4.3%)
-------------------------------------------------------------------------------------------------------------------
          1,750,000 Allegheny Cnty., Res. Fin. Auth. Rev. Bonds, Ser. M,
                    GNMA Coll., 7.9s, 6/1/11                                              Aaa             1,793,698
          5,000,000 Montgomery Cnty., Indl. Dev. Auth. Resource
                    Recvy. Rev. Bonds, 7 1/2s, 1/1/12                                     A+              5,081,250
          7,600,000 PA State Higher Ed. Assistance Agcy. IFB, Ser. B,
                    MBIA, 10.027s, 3/1/20                                                 Aaa             8,597,500
                                                                                                   ----------------
                                                                                                         15,472,448

Puerto Rico (1.4%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 PR Comnwlth. Hwy. & Trans. Auth. Rev. Bonds,
                    Ser. B, 6s, 7/1/39                                                    A               4,925,000

South Carolina (1.7%)
-------------------------------------------------------------------------------------------------------------------
            600,000 SC State Jobs Econ. Dev. Auth. Hosp. Fac. Rev.
                    Bonds (Palmetto Hlth. Alliance), Ser. A,
                    7 3/8s, 12/15/21                                                      Baa1              599,250
          7,625,000 SC Toll Road Rev. Bonds (Southern Connector
                    Project), Ser. A, 5 3/8s, 1/1/38                                      BBB-            5,327,969
                                                                                                   ----------------
                                                                                                          5,927,219

Tennessee (5.8%)
-------------------------------------------------------------------------------------------------------------------
          3,500,000 Johnson City, Hlth. & Edl. Facs. Board 144A Rev.
                    Bonds, Ser. A2, MBIA, 8.2s, 7/1/21
                    (acquired 2/8/00, cost $3,296,650) (RES)                              Aaa             3,381,875
          3,000,000 Johnson City, Hlth. & Edl. Facs. Hosp. Board Rev.
                    Bonds (Mtn. States Hlth.), Ser. A, 7 1/2s, 7/1/25                     AAA             2,913,750
          2,600,000 Metropolitan Govt. Nashville & Davidson Cnty.,
                    Tenn. Wtr. & Swr. IFB, AMBAC, 7.019s, 1/1/22                          Aaa             2,772,250
         10,900,000 SCA Tax Exempt Trust Multi-Fam. Mtge. Rev.
                    Bonds (Steeplechase Falls), Ser. A-10, FSA,
                    7 1/8s, 1/1/30                                                        Aaa            11,472,250
                                                                                                   ----------------
                                                                                                         20,540,125

Texas (9.5%)
-------------------------------------------------------------------------------------------------------------------
         11,500,000 Alliance, Arpt. Auth. Rev. Bonds
                    (Federal Express Corp.), 6 3/8s, 4/1/21                               Baa2           10,996,875
          5,000,000 Brazos River, Poll. Control Auth. Rev. Bonds
                    (TX Utils. Elec. Co.), Ser. A, 7 7/8s, 3/1/21                         A3              5,176,550
                    Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp.
                    Rev. Bonds (American Airlines, Inc.)
          2,500,000 7 1/2s, 11/1/25                                                       Baa1            2,540,625
          4,500,000 6 3/8s, 5/1/35                                                        Baa1            4,151,250
          3,000,000 Houston, Arpt. Syst. Rev. Bonds
                    (Continental Airlines), Ser. B, 5.7s, 7/15/29                         Ba1             2,392,500
          8,000,000 North Central Hlth. Fac. Dev. Corp. IFB
                    (Presbyterian Hlth. Care Syst.), Ser. C, MBIA,
                    6.685s, 6/22/21                                                       Aaa             8,603,840
                                                                                                   ----------------
                                                                                                         33,861,640

Utah (4.5%)
-------------------------------------------------------------------------------------------------------------------
          3,000,000 Carbon Cnty., Solid Waste Disp. Rev. Bonds
                    (Ladilaw Env.), Ser. A, 7.45s, 7/1/17                                 CCC/P           2,610,000
         13,000,000 Utah Pwr. Supply Rev. Bonds (Intermountain
                    Pwr. Agcy.), Ser. A, MBIA, 6.15s, 7/1/14                              AAA            13,373,750
                                                                                                   ----------------
                                                                                                         15,983,750

Vermont (1.4%)
-------------------------------------------------------------------------------------------------------------------
          4,625,000 VT Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds
                    (Brattleboro Memorial Hosp.), 7s, 3/1/24                              BBB+            4,896,719

Wisconsin (2.4%)
-------------------------------------------------------------------------------------------------------------------
          3,400,000 WI Hsg. & Econ. Dev. Auth. Rev. Bonds, Ser. B,
                    7.05s, 11/1/22                                                        AA              3,506,250
          5,600,000 WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
                    (United Hlth. Group, Inc.), Ser. B, MBIA,
                    5 1/2s, 2020                                                          Aaa             5,194,000
                                                                                                   ----------------
                                                                                                          8,700,250
                                                                                                   ----------------
                    Total Municipal Bonds and Notes
                    (cost $358,531,833)                                                            $    353,016,591

PREFERRED STOCKS (1.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Charter Mac Equity 144A, Ser. A, 6.625% cum. pfd. (NON)                        $      1,885,000
          2,000,000 MuniMae TE Bond Subsidiary, LLC 144A, Ser. A, 6.875%
                    cum. pfd. (NON)                                                                       1,927,500
                                                                                                   ----------------
                    Total Preferred Stocks  (cost $4,000,000)                                      $      3,812,500
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $362,531,833) (b)                                      $    356,829,091
-------------------------------------------------------------------------------------------------------------------

(a) Percentages indicated are based on net assets of $357,144,125.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at May 31, 2000 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at May 31, 2000. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

      Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities.
      Moody's uses the designation "Moody's Investment Grade", or "MIG", for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax exempt commercial paper. Standard & Poor's uses
      "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

      Moody's Investor Service, Inc.
      MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing
      MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance
      AAA = Extremely strong capacity to pay interest and repay principal
      AA = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree

      P-1 = Superior capacity for repayment
      P-2 = Strong capacity for repayment

      Standard & Poor's Corp.
      SP-1+ = Very strong capacity to pay principal and interest
      SP-1 = Strong capacity to pay principal and interest
      SP-2 = Satisfactory capacity to pay principal and interest
      A-1+ = Extremely strong degree of safety
      A-1 = Strong degree of safety
      A-2 = Satisfactory capacity for timely repayment

  (b) The aggregate identified cost on a tax basis is $362,531,833, resulting in gross unrealized appreciation and depreciation of $7,706,913 and $13,409,655, respectively, or net unrealized depreciation of $5,702,742.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2000 was $4,893,875 or 1.4% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on IFB which are securities paying interest rates that vary inversely to changes in the market interest rates, and FRB and VRDN's are the current interest rates at May 31, 2000.

      The fund had the following industry group concentrations greater than 10% at May 31, 2000 (as a percentage of net assets):

            Transportation    21.4%
            Utilities         20.6
            Health care       19.4
            Housing           11.7

      The fund had the following insurance concentration greater than 10% at May 31, 2000 (as a percentage of net assets):

            MBIA              16.4%

--------------------------------------------------------------------------
Futures Contracts Outstanding at May 31, 2000 (Unaudited)

                                Aggregate Face   Expiration     Unrealized
                  Total Value            Value         Date   Appreciation
--------------------------------------------------------------------------
Muni Bond Index
(Long)            $15,265,969      $15,070,710       Jun-00       $195,259
Muni Bond Index
(Long)             14,043,000       13,744,442       Sep-00        298,558
--------------------------------------------------------------------------
                                                                  $493,817
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
May 31, 2000 (Unaudited)

Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $362,531,833 (Note 1)                                         $356,829,091
-------------------------------------------------------------------------------------------
Cash                                                                                470,985
-------------------------------------------------------------------------------------------
Interest receivable                                                               6,833,832
-------------------------------------------------------------------------------------------
Receivable for variation margin                                                     259,844
-------------------------------------------------------------------------------------------
Total assets                                                                    364,393,752

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             1,688,883
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  4,851,117
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        637,849
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           16,490
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        14,630
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,001
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               39,657
-------------------------------------------------------------------------------------------
Total liabilities                                                                 7,249,627
-------------------------------------------------------------------------------------------
Net assets                                                                     $357,144,125

Represented by
-------------------------------------------------------------------------------------------
Series A remarketed preferred shares, (1,400 shares
authorized and outstanding at $100,000 per share) (Note 4)                     $140,000,000
-------------------------------------------------------------------------------------------
Paid-in capital -- common shares (unlimited shares authorized) (Note 1)         234,734,633
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (1,148,499)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                           (11,233,084)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                       (5,208,925)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $357,144,125

Computation of net asset value
-------------------------------------------------------------------------------------------
Series A remarketed preferred shares                                           $140,000,000
-------------------------------------------------------------------------------------------
Cumulative undeclared dividends on remarketed preferred shares                       69,039
-------------------------------------------------------------------------------------------
Net assets allocated to remarketed preferred shares --
liquidation preference                                                         $140,069,039
-------------------------------------------------------------------------------------------
Net assets available to common shares                                          $217,075,086
-------------------------------------------------------------------------------------------
Net asset value per common share
($217,075,086 divided by 21,111,888 shares)                                          $10.28
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended May 31, 2000 (Unaudited)

Tax exempt interest income:                                                     $12,504,990
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  1,257,358
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      124,122
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     7,198
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      2,907
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               6,605
-------------------------------------------------------------------------------------------
Registration fees                                                                        75
-------------------------------------------------------------------------------------------
Auditing                                                                             25,863
-------------------------------------------------------------------------------------------
Legal                                                                                 2,443
-------------------------------------------------------------------------------------------
Postage                                                                               5,089
-------------------------------------------------------------------------------------------
Exchange listing fees                                                                16,487
-------------------------------------------------------------------------------------------
Preferred share remarketing agent fees                                              196,556
-------------------------------------------------------------------------------------------
Other                                                                                 5,645
-------------------------------------------------------------------------------------------
Total expenses                                                                    1,650,348
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (80,970)
-------------------------------------------------------------------------------------------
Net expenses                                                                      1,569,378
-------------------------------------------------------------------------------------------
Net investment income                                                            10,935,612
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (182,906)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (1,282,102)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period         (5,505,401)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (6,970,409)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $ 3,965,203
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                           May 31      November 30
                                                                             2000*            1999
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $ 10,935,612     $ 22,219,268
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                       (1,465,008)      (1,345,847)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                             (5,505,401)     (22,705,968)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                         3,965,203       (1,832,547)

Distributions to remarketed preferred shareholders:
--------------------------------------------------------------------------------------------------
From net investment income                                             (2,989,181)      (4,791,500)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations applicable to common shareholders (excluding
cumulative undeclared dividends on remarketed preferred
shares of $69,039 and $64,440, respectively)                              976,022       (6,624,047)
--------------------------------------------------------------------------------------------------

Distributions to common shareholders:
--------------------------------------------------------------------------------------------------
From net investment income                                            (10,114,605)     (20,121,422)
--------------------------------------------------------------------------------------------------
Issuance of common shares in connection with reinvestment
of distributions                                                        1,045,839        2,360,789
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                           (8,092,744)     (24,384,680)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   365,236,869      389,621,549
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income and undistributed net investment
income of $1,148,499 and $1,019,675, respectively)                   $357,144,125     $365,236,869
--------------------------------------------------------------------------------------------------

Number of fund shares
--------------------------------------------------------------------------------------------------
Common shares outstanding at beginning of period                       21,015,824       20,838,596
--------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment
of distributions                                                           96,064          177,228
--------------------------------------------------------------------------------------------------
Common shares outstanding at end of period                             21,111,888       21,015,824
--------------------------------------------------------------------------------------------------
Remarketed preferred shares outstanding at beginning
and end of period                                                           1,400            1,400
--------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

-------------------------------------------------------------------------------------------------------------
                                  Six months
                                       ended
Per-share                             May 31
operating performance            (Unaudited)                           Year ended November 30
-------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period  (common shares)            $10.71       $11.98       $12.05       $11.94       $12.37       $11.22
-------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income                    .52         1.06         1.07         1.09         1.06         1.17
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.33)       (1.14)         .06          .23         (.28)        1.23
-------------------------------------------------------------------------------------------------------------
Total from investment operations         .19         (.08)        1.13         1.32          .78         2.40
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net investment income
-------------------------------------------------------------------------------------------------------------
to Common Shareholders                  (.48)        (.96)        (.96)        (.96)        (.96)        (.94)
-------------------------------------------------------------------------------------------------------------
to Preferred Shareholders               (.14)        (.23)        (.24)        (.25)        (.25)        (.28)
-------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments
-------------------------------------------------------------------------------------------------------------
to Common Shareholders                    --           --           --           --           --         (.02)
-------------------------------------------------------------------------------------------------------------
to Preferred Shareholders                 --           --           --           --           --(d)      (.01)
-------------------------------------------------------------------------------------------------------------
Total distributions                     (.62)       (1.19)       (1.20)       (1.21)       (1.21)       (1.25)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period
(common shares)                       $10.28       $10.71       $11.98       $12.05       $11.94       $12.37
-------------------------------------------------------------------------------------------------------------
Market value, end of period
(common shares)                      $12.125      $11.938      $14.937      $14.750      $13.625      $13.500
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return at market price
(common shares)(%)(a)                   6.07*      (13.96)        8.73        16.25         8.65        22.95
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(total fund)(in thousands)          $357,144     $365,237     $389,622     $388,831     $384,490     $391,003
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)             .75*        1.46         1.47         1.43         1.49         1.50
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(b)            3.61*        7.24         6.82         7.13         6.84         7.50
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  9.35*       14.92        14.44        26.91       146.43       122.65
-------------------------------------------------------------------------------------------------------------

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.

  (c) Includes amounts paid through expense offset arrangements (Note 2).

  (d) Distributions in excess of net realized gain to the preferred stockholders amounted to less than $0.01 per common share.



NOTES TO FINANCIAL STATEMENTS
May 31, 2000 (Unaudited)

Note 1
Significant accounting policies

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's investment objective is to provide as high a level of current income exempt from federal income tax as is believed to be consistent with preservation of capital. The fund intends to achieve its objective by investing in a diversified portfolio of tax-exempt municipal securities that Putnam Investment Management Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments Inc., believes do not involve undue risk to income or principal. Under normal market conditions, the fund will invest at least 80% of its total assets in tax-exempt municipal securities rated "investment grade" at the time of investment or, if not rated, determined by Putnam Management to be of comparable quality.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value and other investments including restricted securities are stated at fair market value following procedures approved by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 1999, the fund had a capital loss carryover of approximately $7,227,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $1,985,000    November 30, 2004
       612,000    November 30, 2005
     1,662,000    November 30, 2006
     2,968,000    November 30, 2007

E) Distributions to shareholders Distributions to common and preferred shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gains distributions, if any, are recorded on the ex-dividend date and paid at least annually. Dividends on remarketed preferred shares become payable when, as and if declared by the Trustees. Each dividend period for the remarketed preferred shares is generally a seven day period. The applicable dividend rate for the remarketed preferred shares on May 31, 2000 was 4.50%. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

F) Determination of net asset value Net asset value of the common shares is determined by dividing the value of all assets of the fund less all liabilities and the liquidation preference of any outstanding remarketed preferred shares, by the total number of common shares outstanding.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on zero coupon bonds and original issue bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund, including those allocated to the remarketed preferred shares. Such fee is based on the annual rate of 0.70% of the average weekly net assets.

If dividends payable on remarketed preferred shares during any dividend payment period plus any expenses attributable to remarketed preferred shares for that period exceed the fund's gross income attributable to the proceeds of the remarketed preferred shares during that period, then the fee payable to Putnam Management for that period will be reduced by the amount of the excess (but not more than 0.70% of the liquidation preference of the remarketed preferred shares outstanding during the period).

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 2000, fund expenses were reduced by $80,970 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $606 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended May 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $32,894,399 and $34,700,789, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Remarketed preferred shares

The Series A remarketed preferred shares are redeemable at the option of the fund on any dividend payment date at a redemption price of $100,000 per share, plus an amount equal to any dividends accumulated on a daily basis but unpaid through the redemption date (whether or not such dividends have been declared) and, in certain circumstances, a call premium.

Additionally, the fund has authorized a separate series of 2,000 Serial Remarketed Preferred shares, which are issuable only under certain conditions in exchange for Series A shares. No Serial Remarketed
Preferred shares are currently outstanding.

It is anticipated that dividends paid to holders of remarketed preferred shares will be considered tax-exempt dividends under the Internal Revenue Code of 1986. To the extent that the fund earns taxable income and capital gains by the conclusion of a fiscal year, it will be required to apportion to the holders of the remarketed preferred shares throughout that year additional dividends as necessary to result in an after-tax equivalent to the applicable dividend rate for the period.

Under the Investment Company Act of 1940, the fund is required to maintain asset coverage of at least 200% with respect to the remarketed preferred shares as of the last business day of each month in which any such shares are outstanding. Additionally, the fund is required to meet more stringent asset coverage requirements under terms of the remarketed preferred shares and the shares' rating agencies. Should these requirements not be met, or should dividends accrued on the remarketed preferred shares not be paid, the fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the remarketed preferred shares. At May 31, 2000, no such restrictions have been placed on the fund.



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FUND INFORMATION


WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Richard P. Wyke
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com


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